RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2024, 2023 and 2022, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2024	2023	2022

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$259,842	$155,527	$(56,665)
	Rooms and food and beverage (1)	154,233	111,438	25,039
	Services fee (2)	59,529	40,473	21,889
	Entertainment (1)	25,703	39,715	499

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3) (4)	116,491	89,713	56,620
	Corporate services (5)	41,460	34,640	33,263
	Other services	21,839	20,936	17,705
	Staff costs for construction and renovation work capitalized (4)	4,618	4,674	11,864
	Purchases of goods and services	315	567	186

	Sale and purchase of assets:
	Sale of property and equipment	9,509	914	8
	Transfer-in of other long-term assets	31,193	5,527	2,423
	Purchase of property and equipment	204	8	184

(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to MRM. For the years ended December 31, 2024, 2023 and 2022, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $
179,936
, $
151,153
and $
25,538
, respectively, of which $
150,135
, $
113,942
and $
22,884
related to Studio City Casino’s gaming patrons and $
29,801
, $
37,211
and $
2,654
related to
non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.